UBS All China Equity Fund

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of March 31, 2024

Common stocks
Banks	8.0%
Beverages	14.8
Broadline retail	2.5
Capital markets	4.0
Chemicals	1.3
Construction materials	0.5
Diversified consumer services	1.3
Entertainment	16.3
Financial services	1.5
Food products	3.9
Hotels, restaurants & leisure	2.5
Household durables	2.8
Insurance	5.6
Interactive media & services	10.5
IT services	1.2
Life sciences tools & services	2.3
Pharmaceuticals	9.6
Real estate management & development	3.8
Semiconductors & semiconductor equipment	0.8
Tobacco	0.3
Trading companies & distributors	0.0 †
Transportation infrastructure	0.8
Total common stocks	94.3
Short-term investments	5.0
Total investments	99.3
Other assets in excess of liabilities	0.7
Net assets	100.0%

†	Amount represents less than 0.05% or (0.05)%.
[1]	The portfolio is actively managed and its composition will vary over time

UBS All China Equity Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—94.3%
China—84.4%
Alibaba Group Holding Ltd.	5,400	$48,467
Anhui Conch Cement Co. Ltd., Class H	6,500	13,520
Anhui Gujing Distillery Co. Ltd., Class B	5,200	73,147
China Jinmao Holdings Group Ltd.	82,000	5,867
China Merchants Bank Co. Ltd., Class H	55,500	219,464
China Resources Land Ltd.	22,000	69,568
Chinasoft International Ltd.[1]	52,000	31,358
Country Garden Services Holdings Co. Ltd.[1]	7,000	4,481
CSPC Pharmaceutical Group Ltd.	96,000	75,432
Far East Horizon Ltd.	56,000	41,498
Hainan Meilan International Airport Co. Ltd., Class H*,1	23,000	20,658
Hangzhou Silan Microelectronics Co. Ltd., Class A	8,500	23,039
Horizon Construction Development Ltd.*,1	2,074	522
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	21,600	83,113
JD.com, Inc., Class A	1,509	20,803
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	7,500	47,953
Joinn Laboratories China Co. Ltd., Class H2	20,272	23,751
Kingsoft Corp. Ltd.	3,000	9,237
Kweichow Moutai Co. Ltd., Class A	1,300	306,074
Longfor Group Holdings Ltd.[1,2]	18,000	25,435
Meituan, Class B*,2	5,590	69,135
Midea Group Co. Ltd., Class A	8,700	77,738
NetEase, Inc.	21,000	436,801
Ping An Insurance Group Co. of China Ltd., Class H	21,500	90,786
Smoore International Holdings Ltd.[1,2]	11,000	9,360
TAL Education Group, ADR*	3,168	35,957
Tencent Holdings Ltd.	7,400	287,230
Wanhua Chemical Group Co. Ltd., Class A	1,400	15,584
Wuliangye Yibin Co. Ltd., Class A	1,300	27,538
WuXi AppTec Co. Ltd., Class H2	6,100	28,914
Wuxi Biologics Cayman, Inc.*,2	5,500	10,049
WuXi XDC Cayman, Inc.*	11	26
Yihai International Holding Ltd.[1]	12,000	22,722
Yunnan Baiyao Group Co. Ltd., Class A	6,020	42,063
Yunnan Energy New Material Co. Ltd., Class A	3,400	19,175
		2,316,465
Hong Kong—9.9%
AIA Group Ltd.	9,400	63,112
Hong Kong Exchanges & Clearing Ltd.	3,800	110,598
SSY Group Ltd.	148,000	97,571
		271,281
Total common stocks (cost—$3,954,507)		2,587,746

UBS All China Equity Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Short-term investments: 5.0%
Investment companies: 5.0%
State Street Institutional U.S. Government Money Market Fund, 5.256%[3] (cost $138,141)	138,141	$138,141
Total investments (cost $4,092,648)[4]—99.3%		2,725,887
Other assets in excess of liabilities—0.7%		19,482
Net assets—100.0%		$2,745,369

*	Non–income producing security.
[1]	Security, or portion thereof, was on loan at the period end.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $166,644, represented 6.1% of the Fund’s net assets at period end.
[3]	Rate shown reflects yield at March 31, 2024.
[4]	Includes $108,819 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $0 and non-cash collateral of $115,107.

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$2,587,746	$—	$—	$2,587,746
Short-term investments	—	138,141	—	138,141
Total	$2,587,746	$138,141	$—	$2,725,887

At March 31, 2024, there were no transfers in or out of Level 3.

UBS Global Allocation Fund

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of March 31, 2024

Common stocks
Aerospace & defense	0.2%
Automobile components	0.4
Automobiles	0.1
Banks	1.5
Beverages	0.6
Biotechnology	0.6
Broadline retail	0.7
Building products	0.2
Capital markets	0.8
Chemicals	0.6
Consumer finance	0.2
Consumer staples distribution & retail	0.4
Diversified consumer services	0.1
Diversified telecommunication services	0.4
Electric utilities	0.3
Electrical equipment	0.3
Electronic equipment, instruments & components	0.6
Entertainment	0.6
Financial services	1.1
Food products	0.6
Ground transportation	0.6
Health care equipment & supplies	0.8
Health care providers & services	0.7
Hotels, restaurants & leisure	0.3
Household durables	0.2
Industrial conglomerates	0.1
Industrial REITs	0.2
Insurance	0.7
Interactive media & services	1.3
IT services	0.2
Leisure products	0.2
Life sciences tools & services	0.5
Machinery	0.7
Media	0.2
Metals & mining	0.2
Oil, gas & consumable fuels	1.3
Passenger airlines	0.1
Personal care products	0.4
Pharmaceuticals	1.0
Semiconductors & semiconductor equipment	2.1
Software	2.2
Specialty retail	0.2
Technology hardware, storage & peripherals	0.8
Textiles, apparel & luxury goods	0.6
Tobacco	0.2
Trading companies & distributors	0.5
Wireless telecommunication services	0.4
Total common stocks	27.0

UBS Global Allocation Fund

Portfolio statistics and industry diversification – (unaudited)1

Exchange traded funds	7.5%
Investment companies	29.3
Corporate bonds
Auto manufacturers	0.5
Banks	3.1
Diversified financial services	1.0
Electric	1.1
Healthcare-services	0.1
Machinery-diversified	0.4
Media	1.3
Oil & gas	0.5
Pipelines	0.5
Semiconductors	0.5
Software	0.5
Telecommunications	0.3
Total corporate bonds	9.8
Asset-backed securities	1.8
Mortgage-backed securities	0.6
Non-U.S. government agency obligations	4.3
U.S. government agency obligations	5.6
U.S. Treasury obligations	7.8
Short-term investments	2.6
Short-term U.S. Treasury obligations	1.3
Investment of cash collateral from securities loaned	0.3
Total investments	97.9
Other assets in excess of liabilities	2.1
Net assets	100.0%

1	The portfolio is actively managed and its composition will vary over time.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—27.0%
Australia—0.2%
Glencore PLC	62,932	$345,757

Austria—0.3%
BAWAG Group AG1	6,633	420,058

Canada—0.5%
Canadian Pacific Kansas City Ltd.[2]	5,685	501,244
Shopify, Inc., Class A*	3,100	239,227
		740,471
Denmark—0.2%
Genmab AS*	899	273,160

France—0.3%
Cie Generale des Etablissements Michelin SCA	6,132	234,983
Pernod Ricard SA	1,970	318,694
		553,677
Germany—0.5%
Infineon Technologies AG	10,695	363,629
Knorr-Bremse AG	5,540	418,976
		782,605
Hong Kong—0.2%
AIA Group Ltd.	45,417	304,931

India—0.2%
HDFC Bank Ltd., ADR	6,089	340,801

Ireland—0.3%
AIB Group PLC	90,465	459,102

Italy—0.4%
PRADA SpA	51,900	411,120
Wizz Air Holdings PLC*,1	7,836	212,244
		623,364
Japan—1.6%
ITOCHU Corp.[2]	10,300	439,815
JTOWER, Inc.*	7,700	203,970
Keyence Corp.	700	324,105
Nippon Telegraph & Telephone Corp.	346,400	411,891
Shin-Etsu Chemical Co. Ltd.	9,400	410,202
SoftBank Group Corp.	5,100	301,930
Sony Group Corp.	4,600	392,905
		2,484,818
Netherlands—0.6%
Heineken Holding NV	3,415	275,583
Koninklijke Philips NV	21,604	433,659
Universal Music Group NV2	9,635	289,805
		999,047
Portugal—0.3%
Galp Energia SGPS SA	33,851	559,306

South Korea—0.2%
Samsung Electronics Co. Ltd.	5,929	355,850

Spain—0.3%
Banco de Sabadell SA	275,379	432,270

UBS Global Allocation Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Sweden—0.2%
Hexpol AB	23,538	$287,188

Switzerland—0.7%
Alcon, Inc.	4,863	403,017
Novartis AG, Registered Shares	5,443	527,311
Sandoz Group AG*	8,460	255,249
		1,185,577
United Kingdom—1.0%
Ashtead Group PLC	5,722	407,322
British American Tobacco PLC	8,470	257,211
Legal & General Group PLC	82,307	264,280
London Stock Exchange Group PLC	3,711	444,496
Spectris PLC	6,404	267,299
		1,640,608
United States—19.0%
AbbVie, Inc.	3,556	647,548
Adobe, Inc.*	414	208,904
Advanced Micro Devices, Inc.*	1,348	243,301
Airbnb, Inc., Class A*	120	19,795
Allstate Corp.	1,761	304,671
Alphabet, Inc., Class A*	8,277	1,249,248
Amazon.com, Inc.*	6,497	1,171,929
American Express Co.	1,131	257,517
Ameriprise Financial, Inc.	796	348,998
APA Corp.	8,011	275,418
Apple, Inc.	5,303	909,358
Aptiv PLC*	5,694	453,527
Berkshire Hathaway, Inc., Class B*	1,570	660,216
Bio-Rad Laboratories, Inc., Class A*	1,673	578,640
BlackRock, Inc.	463	386,003
Bristol-Myers Squibb Co.	9,104	493,710
Broadcom, Inc.	405	536,791
Brunswick Corp.	2,855	275,565
Bunge Global SA	4,917	504,091
Centene Corp.*	5,045	395,932
CF Industries Holdings, Inc.	2,917	242,724
Chegg, Inc.*	31,161	235,889
Chipotle Mexican Grill, Inc.*	79	229,635
Comcast Corp., Class A	6,937	300,719
Constellation Brands, Inc., Class A	853	231,811
Cooper Cos., Inc.	1,712	173,700
Devon Energy Corp.	6,762	339,317
Dexcom, Inc.*	1,339	185,719
Dollar Tree, Inc.*	3,578	476,411
Dynatrace, Inc.*	3,128	145,264
Eli Lilly & Co.	452	351,638
EOG Resources, Inc.	994	127,073
Exact Sciences Corp.*	1,587	109,598
Exxon Mobil Corp.	1,410	163,898

UBS Global Allocation Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Fidelity National Information Services, Inc.	7,233	$536,544
General Electric Co.	1,300	228,189
Haleon PLC	135,751	570,727
Hayward Holdings, Inc.*	15,709	240,505
HubSpot, Inc.*	383	239,972
IAC, Inc.*	3,395	181,089
Ingersoll Rand, Inc.	6,872	652,496
Intel Corp.	5,381	237,679
IQVIA Holdings, Inc.*	776	196,243
Keysight Technologies, Inc.*	2,501	391,106
Las Vegas Sands Corp.	4,549	235,183
Live Nation Entertainment, Inc.*	2,123	224,550
Lululemon Athletica, Inc.*	695	271,502
Lyft, Inc., Class A*	15,411	298,203
Marsh & McLennan Cos., Inc.	1,249	257,269
Marvell Technology, Inc.	2,392	169,545
Mastercard, Inc., Class A	1,249	601,481
Meta Platforms, Inc., Class A	1,309	635,624
Micron Technology, Inc.	3,041	358,503
Microsoft Corp.	4,783	2,012,304
Mondelez International, Inc., Class A	6,302	441,140
Monster Beverage Corp.*	2,108	124,962
MSCI, Inc.	207	116,013
NextEra Energy, Inc.	7,324	468,077
NIKE, Inc., Class B	2,671	251,021
NVIDIA Corp.	1,503	1,358,051
ON Semiconductor Corp.*	1,506	110,766
Oracle Corp.	2,279	286,265
Palo Alto Networks, Inc.*	737	209,404
Prologis, Inc.	2,776	361,491
Regal Rexnord Corp.	2,545	458,354
ServiceNow, Inc.*	250	190,600
Shoals Technologies Group, Inc., Class A*	3,689	41,243
Take-Two Interactive Software, Inc.*	3,190	473,683
Tesla, Inc.*	1,127	198,115
T-Mobile U.S., Inc.	1,757	286,778
TransDigm Group, Inc.	193	237,699
Ulta Beauty, Inc.*	472	246,799
Union Pacific Corp.	832	204,614
UnitedHealth Group, Inc.	1,303	644,594
Walmart, Inc.	3,618	217,695
Wells Fargo & Co.	12,473	722,935
Williams Cos., Inc.	16,548	644,876

UBS Global Allocation Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Zoom Video Communications, Inc., Class A*	2,902	$189,704
		30,258,151
Total common stocks (cost—$34,256,998)		43,046,741

	Face amount[3]
Asset-backed securities: 1.8%
Cayman Islands: 0.2%
Dryden 60 CLO Ltd.,
Series 2018-60A, Class A, 3 mo.
USD Term SOFR +1.312%,
6.626%, due 07/15/31[1,4]	240,574	240,830

United States: 1.6%
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class C,
1.480%, due 02/18/26	214,938	212,248
Series 2022-1, Class A3,
2.450%, due 11/18/26	85,900	84,447
BMW Vehicle Lease Trust,
Series 2024-1, Class A3,
4.980%, due 03/25/27	100,000	99,853
Drive Auto Receivables Trust
Series 2021-1, Class D,
1.450%, due 01/16/29	100,000	96,886
Series 2024-1, Class A3,
5.350%, due 02/15/28	100,000	99,904
DT Auto Owner Trust,
Series 2021-1A, Class D,
1.160%, due 11/16/26[1]	100,000	96,386
Exeter Automobile Receivables Trust
Series 2021-1A, Class D,
1.080%, due 11/16/26	101,860	99,333
Series 2022-2A, Class B,
3.650%, due 10/15/26	47,356	47,217
Series 2023-2A, Class A2,
5.870%, due 11/17/25	64,422	64,432
Series 2023-4A, Class A2,
6.070%, due 12/15/25	174,295	174,393
GLS Auto Receivables Issuer Trust,
Series 2020-2A, Class C,
4.570%, due 04/15/26[1]	60,963	60,827
HPEFS Equipment Trust
Series 2022-1A, Class B,
1.790%, due 05/21/29[1]	200,000	197,428
Series 2024-1A, Class D,
5.820%, due 11/20/31[1]	100,000	100,079

UBS Global Allocation Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount[3]	Value
Asset-backed securities—(continued)
United States—(continued)
Hyundai Auto Receivables Trust,
Series 2024-A, Class C,
5.270%, due 07/15/31	100,000	$99,643
OneMain Financial Issuance Trust,
Series 2020-2A, Class B,
2.210%, due 09/14/35[1]	100,000	89,437
Santander Drive Auto Receivables Trust
Series 2020-2, Class D,
2.220%, due 09/15/26	48,710	48,412
Series 2020-4, Class D,
1.480%, due 01/15/27	147,997	145,407
Series 2023-2, Class A3,
5.210%, due 07/15/27	100,000	99,687
Series 2023-3, Class A2,
6.080%, due 08/17/26	148,273	148,447
Series 2023-4, Class A2,
6.180%, due 02/16/27	216,537	216,925
Series 2023-6, Class A2,
6.080%, due 05/17/27	89,153	89,385
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class A2,
5.350%, due 06/21/27[1]	100,000	99,845
Synchrony Card Funding LLC,
Series 2024-A1, Class A,
5.040%, due 03/15/30	100,000	99,997
		2,570,618
Total asset-backed securities (cost—$2,815,295)		2,811,448

Corporate bonds: 9.8%
Canada: 0.5%
Canadian Imperial Bank of Commerce
3.945%, due 08/04/25	810,000	795,508

United States: 9.3%
Air Lease Corp.
5.300%, due 02/01/28	750,000	750,407
American Express Co.
3.950%, due 08/01/25	810,000	795,884
Bank of America Corp.
(fixed, converts to FRN on 07/21/31),
2.299%, due 07/21/32[4]	1,000,000	818,309

UBS Global Allocation Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount[3]	Value
Corporate bonds—(continued)
United States—(continued)
Broadcom, Inc.
4.300%, due 11/15/32	900,000	$845,648
Centene Corp.
2.450%, due 07/15/28	250,000	221,678
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, due 07/23/25	810,000	800,142
Cheniere Energy Partners LP
4.500%, due 10/01/29	810,000	770,915
Citigroup, Inc.
(fixed, converts to FRN on 04/24/24),
3.352%, due 04/24/25[4]	810,000	808,655
Comcast Corp.
5.250%, due 11/07/25	540,000	542,185
Consolidated Edison Co. of New York, Inc.
5.500%, due 03/15/34	375,000	387,386
Discovery Communications LLC
3.625%, due 05/15/30	900,000	804,936
General Motors Co.
5.400%, due 10/15/29	810,000	812,206
John Deere Capital Corp.
4.800%, due 01/09/26	650,000	648,108
JPMorgan Chase & Co.
3.625%, due 12/01/27	810,000	771,287
Morgan Stanley
(fixed, converts to FRN on 07/20/32),
4.889%, due 07/20/33[4]	900,000	872,893

UBS Global Allocation Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount[3]	Value
Corporate bonds—(continued)
United States—(continued)
Oracle Corp.
6.250%, due 11/09/32	750,000	$802,456
Pacific Gas & Electric Co.
4.550%, due 07/01/30	750,000	712,891
Southern California Edison Co.
5.850%, due 11/01/27	630,000	646,740
Southwestern Energy Co.
5.375%, due 02/01/29	750,000	728,426
T-Mobile USA, Inc.
3.500%, due 04/15/31	540,000	487,662
Wells Fargo & Co.
(fixed, converts to FRN on 07/25/32),
4.897%, due 07/25/33[4]	900,000	867,292
		14,896,106
Total corporate bonds (cost—$15,613,501)		15,691,614

Mortgage-backed securities: 0.6%
United States: 0.6%
Bank, Series
2022-BNK39, Class A4,
2.928%, due 02/15/55[4]	200,000	172,431
BWAY Mortgage Trust, Series
2013-1515,Class A2,
3.454%, due 03/10/33[1]	100,000	94,987
Citigroup Commercial Mortgage Trust,
Series 2018-C5, Class A4,
4.228%, due 06/10/51[4]	100,000	95,932

UBS Global Allocation Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount[3]	Value
Mortgage-backed securities—(continued)
United States—(continued)
Extended Stay America Trust,
Series 2021-ESH, Class D,
1 mo. USD Term SOFR + 2.364%,
7.690%, due 07/15/38[1,4]	137,138	$136,967
Flagstar Mortgage Trust,
Series 2018-5, Class A2,
4.000%, due 09/25/48[1,4]	44,613	41,228
Hudson Yards Mortgage Trust,
Series 2016-10HY, Class A,
2.835%, due 08/10/38[1]	100,000	93,401
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-2NU, Class D,
2.077%, due 01/05/40[1,4]	125,000	91,302
MFA Trust
Series 2020-NQM3, Class A1,
1.014%, due 01/26/65[1,4]	19,423	17,653
Series 2021-NQM1, Class A1,
1.153%, due 04/25/65[1,4]	23,438	21,296
New Residential Mortgage Loan Trust,
Series 2021-NQ2R, Class A1,
0.941%, due 10/25/58[1,4]	45,274	41,075
Residential Mortgage Loan Trust,
Series 2020-2, Class A1,
1.654%, due 05/25/60[1,4]	15,964	15,773
Verus Securitization Trust

UBS Global Allocation Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount[3]		Value
Mortgage-backed securities—(continued)
United States—(continued)
Series 2019-4, Class A1,
3.642%, due 11/25/59[1,4]		8,857	$8,570
Series 2020-5, Class A1,
1.218%, due 05/25/65[1,4]		24,509	22,953
Series 2021-R2, Class A1,
0.918%, due 02/25/64[1,4]		36,270	32,072
Series 2021-R3, Class A1,
1.020%, due 04/25/64[1,4]		47,849	42,450
Wells Fargo Commercial Mortgage Trust,
Series 2018-C45, Class AS,
4.405%, due 06/15/51[4]		130,000	123,528
Total mortgage-backed securities (cost—$1,119,790)			1,051,618

Non-U.S. government agency obligations: 4.3%
Australia: 0.2%
Australia Government Bonds Series 138,
3.250%, due 04/21/29[5]	AUD	455,000	291,113

Austria: 0.0%†
Republic of Austria Government Bonds
3.150%, due 06/20/44[5]	EUR	45,000	49,499

Belgium: 0.1%
Kingdom of Belgium Government Bonds Series 71,
3.750%, due 06/22/45[5]	EUR	73,000	84,724

Canada: 0.2%
Canada Government Bonds
1.000%, due 06/01/27	CAD	320,000	217,897

UBS Global Allocation Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount[3]		Value
Non-U.S. government agency obligations—(continued)
Canada—(continued)
Series WL43,
5.750%, due 06/01/29	CAD	180,000	$147,367
			365,264
Finland: 0.0%†
Finland Government Bonds Series 30Y,
1.375%, due 04/15/47[5]	EUR	20,000	15,941

France: 0.4%
French Republic Government Bonds OAT
0.000%, due 11/25/31[5,6]	EUR	485,000	427,698
0.000%, due 05/25/32[5,6]	EUR	75,000	65,140
0.500%, due 05/25/40[5]	EUR	85,000	61,784
3.250%, due 05/25/45[5]	EUR	95,000	103,524
			658,146
Germany: 0.3%
Bundesrepublik Deutschland Bundesanleihe
0.000%, due 11/15/28[5,6]	EUR	300,000	291,377
2.500%, due 07/04/44[5]	EUR	146,000	157,806
			449,183
Ireland: 0.1%
Ireland Government Bonds
1.500%, due 05/15/50[5]	EUR	261,000	205,047

Italy: 0.4%
Italy Buoni Poliennali Del Tesoro
Series 10Y,0.950%, due 12/01/31[5]	EUR	195,000	176,042
Series 17Y,1.650%, due 03/01/32[5]	EUR	30,000	28,444
Series 10Y,3.000%, due 08/01/29[5]	EUR	140,000	149,621
Series 31Y,3.250%, due 09/01/46[5]	EUR	85,000	80,991
Series 31Y,4.000%, due 02/01/37[5]	EUR	118,000	130,093
			565,191

UBS Global Allocation Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount[3]		Value
Non-U.S. government agency obligations—(continued)
Japan: 0.6%
Japan Government CPI-Linked Bonds Series 26,
0.005%, due 03/10/31	JPY	53,784,500	$379,810
Japan Government Forty Year Bonds Series 12,
0.500%, due 03/20/59	JPY	18,000,000	79,197
Japan Government Thirty Year Bonds Series 51,
0.300%, due 06/20/46	JPY	7,600,000	38,518
Japan Government Twenty Year Bonds Series 156,
0.400%, due 03/20/36	JPY	77,500,000	483,907
			981,432
New Zealand: 1.3%
New Zealand Government Bonds Inflation-Linked Series 0925,
2.000%, due 09/20/25[5,7]	NZD	3,319,000	1,968,785

Spain: 0.3%
Spain Government Bonds
1.450%, due 10/31/27[5]	EUR	155,000	159,406
1.500%, due 04/30/27[5]	EUR	97,000	100,448
2.350%, due 07/30/33[5]	EUR	57,000	57,939
3.450%, due 07/30/66[5]	EUR	10,000	10,030
4.200%, due 01/31/37[5]	EUR	44,000	51,808
5.150%, due 10/31/44[5]	EUR	79,000	104,264
			483,895
United Kingdom: 0.4%
U.K. Gilts
1.000%, due 01/31/32[5]	GBP	149,000	152,477

UBS Global Allocation Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount[3]		Value
Non-U.S. government agency obligations—(continued)
United Kingdom—(continued)
1.250%, due 07/31/51[5]	GBP	274,000	$174,747
1.625%, due 10/22/28[5]	GBP	234,000	269,117
3.500%, due 01/22/45[5]	GBP	40,000	44,364
3.750%, due 10/22/53[5]	GBP	40,000	45,049
			685,754
Total non-U.S. government agency obligations (cost—$7,983,201)			6,803,974

U.S. government agency obligations: 5.6%
United States: 5.6%
Federal Home Loan Mortgage Corp.
1.500%, due 10/01/51		303,758	229,258
2.000%, due 02/01/51		851,693	678,497
2.000%, due 01/01/52		312,915	249,816
2.500%, due 11/01/50		195,401	165,097
3.000%, due 01/01/52		121,936	105,215
4.500%, due 08/01/52		203,654	194,174
Federal National Mortgage Association
2.000%, due 03/01/51		559,504	452,480
2.000%, due 04/01/51		235,105	188,466
2.500%, due 08/01/51		376,475	312,544
2.500%, due 08/01/51		225,782	188,571
2.500%, due 11/01/51		466,715	388,983
2.500%, due 02/01/52		232,733	196,032
3.000%, due 08/01/50		445,479	391,207
3.000%, due 03/01/52		362,172	315,955
3.500%, due 02/01/49		422,645	384,586
4.000%, due 05/01/51		401,001	377,357

UBS Global Allocation Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount[3]	Value
U.S. government agency obligations—(continued)
United States—(continued)
4.500%, due 01/01/53	426,331	$406,010
Government National Mortgage Association
2.000%, due 01/20/52	472,859	387,485
2.500%, due 08/20/51	528,585	450,707
3.000%, due 10/20/45	66,789	59,773
3.000%, due 12/20/45	76,112	68,117
3.000%, due 04/20/52	219,376	193,389
3.500%, due 01/20/50	202,488	185,944
Government National Mortgage Association, TBA
5.500%	275,000	274,764
6.000%	100,000	100,860
Uniform Mortgage-Backed Security, TBA
2.000%	150,000	118,768
2.500%	225,000	186,095
3.500%	125,000	111,918
4.000%	625,000	578,899
4.500%	250,000	238,076
5.000%	850,000	829,436
Total U.S. government agency obligations (cost—$9,367,439)		9,008,479

U.S. Treasury obligations: 7.8%
United States: 7.8%
U.S. Treasury Bonds
1.125%, due 08/15/40	310,000	191,897
1.250%, due 05/15/50	360,000	184,120
2.500%, due 02/15/46	180,000	130,177
2.750%, due 11/15/42	170,000	133,058
2.750%, due 08/15/47	133,000	99,532
2.875%, due 05/15/43	617,000	490,250
3.000%, due 11/15/45	100,000	79,426
4.375%, due 02/15/38	110,000	112,209

UBS Global Allocation Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount[3]	Value
U.S. Treasury obligations—(continued)
United States—(continued)
U.S. Treasury Inflation-Indexed Notes,
1.375%, due 07/15/33	5,787,381	$5,554,027
U.S. Treasury Notes
0.375%, due 12/31/25	250,000	231,875
0.625%, due 08/15/30	1,110,000	888,911
0.750%, due 03/31/26	250,000	235,126
0.875%, due 06/30/26	650,000	599,320
1.125%, due 02/15/31	450,000	369,018
1.250%, due 03/31/28	40,000	35,539
1.250%, due 06/30/28	540,000	476,761
1.250%, due 09/30/28	270,000	236,893
1.250%, due 08/15/31	200,000	162,914
1.625%, due 11/30/26	858,000	797,136
1.625%, due 08/15/29	196,000	172,028
1.625%, due 05/15/31	350,000	294,957
2.000%, due 02/15/25	70,000	68,139
2.125%, due 05/15/25	70,000	67,837
2.750%, due 08/15/32	200,000	179,383
3.875%, due 08/15/33	256,000	249,200
4.125%, due 11/15/32	300,000	297,949
4.625%, due 02/28/25	120,000	119,513
Total U.S. Treasury obligations (cost—$12,970,540)		12,457,195

UBS Global Allocation Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Exchange traded funds: 7.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF[2]	53,620	$4,808,105
SPDR Portfolio High Yield Bond ETF	306,000	7,178,760
Total exchange traded funds (cost—$11,365,090)		11,986,865

Investment companies: 29.3%
PACE High Yield Investments[8]	1,025,437	8,982,829
PACE International Emerging Markets Equity Investments[8]	818,042	10,421,861
PACE International Equity Investments[8]	830,178	14,976,410
UBS All China Equity Fund[8]	468,854	1,973,876
UBS Emerging Markets Equity Opportunity Fund[8]	1,364,155	10,367,576
Total investment companies (cost—$49,352,909)		46,722,552

Short-term investments: 2.6%
Investment companies: 2.6%
State Street Institutional U.S. Government Money Market Fund, 5.256%[9]
(cost $4,099,352)	4,099,352	4,099,352

UBS Global Allocation Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face Amount	Value
Short-term U.S. Treasury obligations: 1.3%
U.S. Treasury Bills
5.361%, due 05/16/24[9]	$900,000	$894,125
5.302%, due 08/08/24[9]	1,100,000	1,079,779
Total short-term U.S. Treasury obligations (Cost—$1,973,904)		1,973,904

	Number of shares
Investment of cash collateral from securities loaned—0.3%
Money market funds—0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.293%[9] (cost $532,579)	532,579	532,579
Total investments (cost $151,450,598)[10]—97.9%		156,186,321
Other assets in excess of liabilities—2.1%		3,423,544
Net assets—100.0%		$159,609,865

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

Index futures buy contracts:
23	USD	E-mini Russell 2000 Index Futures	June 2024	$2,406,317	$2,467,785	$61,468
684	EUR	Eurex EURO STOXX Banks Index Futures	June 2024	4,616,511	4,995,809	379,298
128	EUR	Euro High Yield Bond Index Futures	June 2024	7,787,734	7,733,748	(53,986)
13	EUR	FTSE/MIB Index Futures	June 2024	2,328,860	2,399,055	70,195
119	USD	S&P 500 Index Futures	June 2024	30,859,675	31,585,575	725,900
35	JPY	TSE TOPIX Index Futures	June 2024	6,203,609	6,404,413	200,804
Interest rate futures buy contracts:
79	AUD	Australian Bond 10 Year Futures	June 2024	5,981,512	6,001,364	19,852
59	GBP	United Kingdom Long Gilt Bond Futures	June 2024	7,269,870	7,442,215	172,345
Total				$67,454,088	$69,029,964	$1,575,876
Index futures sell contracts:
37	EUR	Eurex EURO STOXX 50 Futures	June 2024	$(1,970,524)	$(2,013,835)	$(43,311)
49	GBP	FTSE 100 Index Futures	June 2024	(4,810,331)	(4,940,206)	(129,875)
36	USD	MSCI Europe USD NTR Futures	June 2024	(3,444,300)	(3,439,800)	4,500
28	AUD	S&P ASX Share Price Index 200 Futures	June 2024	(3,528,815)	(3,626,888)	(98,073)
2	CAD	S&P TSX 60 Index Futures	June 2024	(389,369)	(396,117)	(6,748)

UBS Global Allocation Fund

Portfolio of investments – March 31, 2024 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
252	USD	U.S. MSCI Emerging Markets Index Futures	June 2024	(13,339,870)	(13,217,400)	$122,470
Interest rate futures sell contracts:
26	JPY	Japan Government Bond 10 Year Futures	June 2024	(2,501,048)	(2,501,414)	(366)
U.S. Treasury futures sell contracts:
49	USD	U.S. Treasury Note 10 Year Futures	June 2024	$(5,396,051)	$(5,429,047)	$(32,996)
Total				$(35,380,308)	$(35,564,707)	$(184,399)
Net unrealized appreciation (depreciation)						$1,391,477

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	EUR	990,000	USD	1,079,478	04/24/24	$10,522
BOA	USD	445,342	TWD	13,900,000	04/24/24	(9,829)
CIBC	USD	799,845	EUR	730,000	04/24/24	(11,625)
CIBC	USD	6,054,143	MXN	105,470,000	04/24/24	268,504
CITI	USD	2,604,057	COP	10,474,166,000	04/24/24	95,308
GSI	CHF	705,000	CNH	5,759,725	04/24/24	10,034
GSI	USD	1,189,542	EUR	1,100,000	04/24/24	(1,812)
GSI	USD	246,575	MYR	1,152,000	04/24/24	(2,821)
HSBC	AUD	610,000	USD	398,315	04/24/24	570
HSBC	CAD	535,000	USD	397,532	04/24/24	2,434
HSBC	CNH	91,565,000	USD	12,789,769	04/24/24	173,868
HSBC	GBP	4,530,000	USD	5,747,041	04/24/24	28,847
HSBC	KRW	290,000,000	USD	218,526	04/24/24	2,850
HSBC	USD	821,063	GBP	650,000	04/24/24	(572)
HSBC	USD	798,040	JPY	117,900,000	04/24/24	(16,588)
HSBC	USD	5,241,795	NOK	54,740,000	04/24/24	(196,936)
MSCI	EUR	5,440,000	USD	5,943,019	04/24/24	69,156
MSCI	IDR	5,720,300,000	USD	365,363	04/24/24	4,811
MSCI	NZD	14,355,000	USD	8,782,576	04/24/24	205,964
MSCI	USD	5,049,120	BRL	25,030,000	04/24/24	(69,628)
SSB	AUD	240,000	USD	155,815	04/24/24	(675)
SSB	CAD	1,795,000	USD	1,333,547	04/24/24	7,938
SSB	CAD	355,000	USD	262,065	04/24/24	(103)
SSB	CHF	2,106,586	GBP	1,885,000	04/24/24	38,139
SSB	CHF	550,000	USD	639,284	04/24/24	28,008
SSB	EUR	850,000	USD	924,197	04/24/24	6,405
SSB	EUR	95,000	USD	102,145	04/24/24	(432)
SSB	JPY	62,400,000	USD	424,593	04/24/24	11,000
SSB	MXN	26,930,000	USD	1,586,391	04/24/24	(27,991)
SSB	USD	788,402	BRL	3,940,000	04/24/24	(4,575)
SSB	USD	43,252	CHF	38,000	04/24/24	(1,018)
SSB	USD	301,580	GBP	240,000	04/24/24	1,370
SSB	USD	795,852	GBP	630,000	04/24/24	(606)
SSB	USD	1,257,624	JPY	183,600,000	04/24/24	(40,707)
SSB	USD	3,979,378	NZD	6,480,000	04/24/24	(107,805)

UBS Global Allocation Fund

Portfolio of investments – March 31, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	USD	486,540	SGD	650,000	04/24/24	$(4,656)
Net unrealized appreciation (depreciation)						$467,349

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$43,046,741	$—	$—	$43,046,741
Exchange traded funds	11,986,865	—	—	11,986,865
Investment companies	46,722,552	—	—	46,722,552
Asset-backed securities	—	2,811,448	—	2,811,448
Corporate bonds	—	15,691,614	—	15,691,614
Mortgage-backed securities	—	1,051,618	—	1,051,618
Non-U.S. government agency obligations	—	6,803,974	—	6,803,974
U.S. government agency obligations	—	9,008,479	—	9,008,479
U.S. Treasury obligations	—	12,457,195	—	12,457,195
Short-term investments	—	4,099,352	—	4,099,352
Short-term U.S. Treasury obligations	—	1,973,904	—	1,973,904
Investment of cash collateral from securities loaned	—	532,579	—	532,579
Futures contracts	1,756,832	—	—	1,756,832
Forward foreign currency contracts	—	965,728	—	965,728
Total	$103,512,990	$55,395,891	$—	$158,908,881

Liabilities
Futures contracts	$(365,355)	$—	$—	$(365,355)
Forward foreign currency contracts	—	(498,379)	—	(498,379)
Total	$(365,355)	$(498,379)	$—	$(863,734)

At March 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

† Amount represents less than 0.05% or (0.05)%.

*	Non–income producing security.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $2,176,861, represented 1.4% of the Fund’s net assets at period end.
2	Security, or portion thereof, was on loan at the period end.
3	In U.S. dollars unless otherwise indicated.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2024 (unaudited)

4	Floating or variable rate securities. The rates disclosed are as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
5	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
6	Zero coupon bond.
7	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
8

The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Fund does not pay advisory fees that are retained by the Advisor in connection with its investment in other investment companies advised by the Advisor, but may pay other expenses associated with such investments (such as sub-advisory fees paid to other parties, if any):

Security description	Value 06/30/23	Purchases during the period ended 03/31/24	Sales during the period ended 03/31/24	Net realized gain (loss) during the period ended 03/31/24	Change in net unrealized appreciation (depreciation) during the period ended 03/31/24	Value 03/31/24	Net income earned from affiliate for the period ended 03/31/24	Shares 03/31/24
UBS Emerging Markets Equity Opportunity Fund	$10,907,589	$318,195	$1,140,000	$(391,356)	$673,148	$10,367,576	$318,196	1,364,155
PACE High Yield Investments	8,669,888	389,632	460,000	(52,335)	435,644	8,982,829	389,633	1,025,437
PACE International Equity Investments	18,861,873	591,279	5,585,700	146,420	962,538	14,976,410	591,278	830,178
PACE International Emerging Markets Equity Investments	11,349,594	134,952	1,250,000	12,945	174,370	10,421,861	134,952	818,042
UBS All China Equity Fund	2,215,101	64,093	—	—	(305,318)	1,973,876	64,093	468,854
	$52,004,045	$1,498,151	$8,435,700	$(284,326)	$1,940,382	$46,722,552	$1,498,152

9	Rate shown reflects yield at March 31, 2024.
10	Includes $5,808,394 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $532,579 and non-cash collateral of $5,726,423.

UBS Emerging Markets Equity Opportunity Fund

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of March 31, 2024

Common stocks
Automobiles	3.6%
Banks	20.5
Beverages	4.6
Broadline retail	7.4
Electronic equipment, instruments & components	2.0
Food products	2.3
Household durables	3.9
Insurance	2.7
Interactive media & services	6.0
Metals & mining	2.5
Oil, gas & consumable fuels	8.2
Paper & forest products	2.8
Pharmaceuticals	1.5
Semiconductors & semiconductor equipment	18.2
Technology hardware, storage & peripherals	8.2
Wireless telecommunication services	1.4
Total common stocks	95.8
Preferred stocks
Banks	2.1
Short-term investments	1.5
Total investments	99.4
Other assets in excess of liabilities	0.6
Net assets	100.0%

[1]	The portfolio is actively managed and its composition will vary over time.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—95.8%
Brazil—8.0%
Hypera SA	1,074,900	$7,057,554
MercadoLibre, Inc.*	5,647	8,538,038
Petroleo Brasileiro SA, ADR	584,220	8,885,986
Suzano SA	1,052,762	13,429,779
		37,911,357
China—23.1%
China Mengniu Dairy Co. Ltd.	5,065,000	10,871,737
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,382,200	7,496,730
Kweichow Moutai Co. Ltd., Class A	91,661	21,580,782
Midea Group Co. Ltd., Class A	1,244,446	11,119,596
PDD Holdings, Inc., ADR*	150,542	17,500,507
Ping An Insurance Group Co. of China Ltd., Class H	2,986,500	12,610,845
Tencent Holdings Ltd.	731,300	28,385,305
		109,565,502
Hungary—2.0%
OTP Bank Nyrt	206,675	9,512,234

India—13.4%
Axis Bank Ltd.	812,070	10,196,334
Bandhan Bank Ltd.[1]	1,561,643	3,370,351
Eicher Motors Ltd.	216,375	10,427,458
HDFC Bank Ltd.	999,624	17,353,863
Reliance Industries Ltd.	622,588	22,183,325
		63,531,331
Indonesia—3.6%
Bank Central Asia Tbk. PT	26,623,500	16,917,803

Mexico—4.5%
Grupo Financiero Banorte SAB de CV, Class O	2,008,867	21,336,963

Russia—0.0%†
Sberbank of Russia PJSC*,2,3	3,568,865	0
Yandex NV, Class A*,2,3	257,600	0
		0
Saudi Arabia—2.2%
Saudi National Bank	962,009	10,465,263

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
South Africa—5.8%
Anglo American PLC	477,568	$11,764,716
MTN Group Ltd.[4]	1,332,625	6,595,579
Naspers Ltd., Class N	51,586	9,144,803
		27,505,098
South Korea—16.5%
KB Financial Group, Inc.	147,927	7,724,619
Kia Corp.	81,978	6,820,083
Samsung Electronics Co. Ltd.	645,028	38,713,658
Samsung SDI Co. Ltd.	26,774	9,496,442
SK Hynix, Inc.	116,121	15,370,668
		78,125,470
Taiwan—15.0%
ASE Technology Holding Co. Ltd.	1,545,000	7,482,775
MediaTek, Inc.	346,000	12,541,128
Taiwan Semiconductor Manufacturing Co. Ltd.	2,120,000	50,940,679
		70,964,582
Thailand—1.7%
PTT Exploration & Production PCL, NVDR	1,933,600	7,896,030
Total common stocks (cost—$505,345,993)		453,731,633

Preferred stocks—2.1%
Brazil—2.1%
Banco Bradesco SA (cost $11,651,435)	3,411,459	9,699,606

Short-term investments: 1.5%
Investment companies: 1.5%
State Street Institutional U.S. Government Money Market Fund, 5.256%[5] (cost $7,253,787)	7,253,787	7,253,787
Total investments (cost $524,251,215)[6]—99.4%		470,685,026
Other assets in excess of liabilities—0.6%		2,975,590
Net assets—100.0%		$473,660,616

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – March 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$432,394,670	$21,336,963	$0	$453,731,633
Preferred stocks	9,699,606	—	—	9,699,606
Short-term investments	—	7,253,787	—	7,253,787
Total	$442,094,276	$28,590,750	$0	$470,685,026

At March 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $3,370,351, represented 0.7% of the Fund’s net assets at period end.
[2]	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
[3]	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
[4]	Security, or portion thereof, was on loan at the period end.
[5]	Rate shown reflects yield at March 31, 2024.
[6]	Includes $5,076,961 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $0 and non-cash collateral of $5,326,241.

UBS Engage For Impact Fund

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of March 31, 2024

Common stocks
Automobile components	1.5%
Automobiles	0.7
Banks	7.5
Beverages	2.6
Chemicals	8.5
Commercial services & supplies	1.3
Consumer finance	1.7
Consumer staples distribution & retail	2.1
Diversified consumer services	0.9
Diversified telecommunication services	1.1
Electric utilities	2.0
Electrical equipment	3.2
Electronic equipment, instruments & components	5.4
Food products	5.9
Ground transportation	1.9
Health care equipment & supplies	5.3
Leisure products	1.3
Life sciences tools & services	1.4
Machinery	4.1
Oil, gas & consumable fuels	2.9
Paper & forest products	3.1
Pharmaceuticals	8.2
Professional services	2.3
Semiconductors & semiconductor equipment	10.8
Software	7.2
Specialized REITs	1.6
Technology hardware, storage & peripherals	1.5
Textiles, apparel & luxury goods	1.8
Wireless telecommunication services	1.2
Total common stocks	99.0
Short-term investments	0.5
Investment of cash collateral from securities loaned	0.6
Total investments	100.1
Liabilities in excess of other assets	(0.1)
Net assets	100.0%

[1]	The portfolio is actively managed and its composition will vary over time.

UBS Engage For Impact Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—99.0%
Brazil—3.1%
Suzano SA, ADR	132,169	$1,689,120

Canada—1.9%
Canadian Pacific Kansas City Ltd.[1]	11,976	1,055,918

China—1.0%
China Mengniu Dairy Co. Ltd.	263,000	564,515

France—4.1%
Danone SA	34,599	2,235,521

Germany—2.2%
Infineon Technologies AG	34,707	1,180,036

Indonesia—4.3%
Bank Mandiri Persero Tbk. PT	5,153,800	2,356,673

Ireland—3.2%
AIB Group PLC	345,630	1,754,041

Japan—7.3%
Chugai Pharmaceutical Co. Ltd.	38,200	1,455,022
JTOWER, Inc.*,1	21,900	580,123
Recruit Holdings Co. Ltd.	28,600	1,252,407
Shimano, Inc.	4,700	701,833
		3,989,385
Mexico—1.2%
America Movil SAB de CV	687,800	642,164

Netherlands—2.1%
Aalberts NV	11,927	573,759
OCI NV	19,831	543,211
		1,116,970
Portugal—2.9%
Galp Energia SGPS SA	97,156	1,605,268

Spain—2.5%
Befesa SA2	6,917	237,902
Iberdrola SA	88,279	1,094,781
		1,332,683
Switzerland—5.6%
Alcon, Inc.	24,625	2,040,775
Sandoz Group AG*	34,400	1,037,893
		3,078,668
United Kingdom—7.0%
AstraZeneca PLC	14,595	1,967,003
Spectris PLC	44,597	1,861,447
		3,828,450
United States—50.6%
Aptiv PLC*	10,381	826,847
Autodesk, Inc.*	7,401	1,927,369
Bio-Rad Laboratories, Inc., Class A*	2,167	749,500
Broadcom, Inc.	1,424	1,887,384

UBS Engage For Impact Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Bunge Global SA	3,906	$400,443
CF Industries Holdings, Inc.	11,495	956,499
Coursera, Inc.*	34,261	480,339
Digital Realty Trust, Inc.	6,124	882,101
Ecolab, Inc.	5,993	1,383,784
Ingersoll Rand, Inc.	17,782	1,688,401
Linde PLC	3,823	1,775,095
LivaNova PLC*	15,538	869,196
Micron Technology, Inc.	24,206	2,853,645
Montrose Environmental Group, Inc.*	11,612	454,842
NIKE, Inc., Class B	10,520	988,670
Primo Water Corp.	79,301	1,444,071
Pure Storage, Inc., Class A*	15,312	796,071
Regal Rexnord Corp.	9,599	1,728,780
Rivian Automotive, Inc., Class A*,1	33,280	364,416
Roper Technologies, Inc.	1,882	1,055,501
SLM Corp.	42,284	921,368
Sprouts Farmers Market, Inc.*	18,061	1,164,573
Trimble, Inc.*	16,862	1,085,238
Zoom Video Communications, Inc., Class A*	14,575	952,768
		27,636,901
Total common stocks (cost—$47,614,821)		54,066,313

Short-term investments: 0.5%
Investment companies: 0.5%
State Street Institutional U.S. Government Money Market Fund, 5.256%[3] (cost $261,984)	261,984	261,984

Investment of cash collateral from securities loaned—0.6%
Money market funds—0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.293%[3] (cost $319,669)	319,669	319,669
Total investments (cost $48,196,474)[4]—100.1%		54,647,966
Liabilities in excess of other assets—(0.1)%		(28,396)
Net assets—100.0%		$54,619,570

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Engage For Impact Fund

Portfolio of investments – March 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$53,424,149	$642,164	$—	$54,066,313
Short-term investments	—	261,984	—	261,984
Investment of cash collateral from securities loaned	—	319,669	—	319,669
Total	$53,424,149	$1,223,817	$—	$54,647,966

At March 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
[1]	Security, or portion thereof, was on loan at the period end.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $237,902, represented 0.4% of the Fund’s net assets at period end.
[3]	Rate shown reflects yield at March 31, 2024.
[4]	Includes $1,758,342 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $319,669 and non-cash collateral of $1,520,365.

UBS International Sustainable Equity Fund

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of March 31, 2024

Common stocks
Automobile components	2.9%
Automobiles	3.0
Banks	8.7
Biotechnology	1.0
Capital markets	2.7
Chemicals	5.0
Commercial services & supplies	1.5
Construction materials	2.0
Diversified telecommunication services	2.8
Electrical equipment	2.3
Electronic equipment, instruments & components	3.6
Energy equipment & services	2.1
Entertainment	2.5
Food products	4.1
Ground transportation	2.4
Health care equipment & supplies	3.6
Household durables	3.1
Industrial conglomerates	1.1
Insurance	7.2
IT services	3.8
Life sciences tools & services	1.4
Machinery	3.4
Oil, gas & consumable fuels	1.8
Paper & forest products	1.5
Personal care products	2.4
Pharmaceuticals	5.5
Semiconductors & semiconductor equipment	6.3
Software	2.2
Textiles, apparel & luxury goods	3.4
Trading companies & distributors	4.0
Wireless telecommunication services	1.2
Total common stocks	98.5
Short-term investments	1.0
Investment of cash collateral from securities loaned	8.7
Total investments	108.2
Liabilities in excess of other assets	(8.2)
Net assets	100.0%

[1]	The portfolio is actively managed and its composition will vary over time.

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—98.5%
Australia—1.5%
Brambles Ltd.	235,608	$2,479,573

Brazil—1.5%
Suzano SA	189,941	2,423,022

Canada—6.5%
Canadian Pacific Kansas City Ltd.[1]	32,081	2,828,566
Gildan Activewear, Inc.[1]	76,052	2,822,439
Royal Bank of Canada	40,631	4,098,045
Shopify, Inc., Class A*	13,500	1,041,795
		10,790,845
China—1.3%
China Mengniu Dairy Co. Ltd.	317,000	680,422
Ping An Insurance Group Co. of China Ltd., Class H	356,500	1,505,363
		2,185,785
Denmark—1.0%
Genmab AS*	5,254	1,596,421

Finland—0.8%
Metso OYJ[1]	118,295	1,404,486

France—7.2%
AXA SA	93,826	3,524,120
Cie Generale des Etablissements Michelin SCA	77,986	2,988,482
Danone SA	58,127	3,755,720
Ubisoft Entertainment SA*	81,181	1,708,289
		11,976,611
Germany—2.3%
Infineon Technologies AG	52,110	1,771,738
Knorr-Bremse AG	27,306	2,065,081
		3,836,819
Hong Kong—0.9%
Prudential PLC	154,483	1,448,706

India—0.8%
Infosys Ltd., ADR	69,678	1,249,326

Ireland—2.1%
AIB Group PLC	683,657	3,469,498

Italy—3.7%
Infrastrutture Wireless Italiane SpA[1,2]	138,464	1,572,991
PRADA SpA	363,400	2,878,637
Prysmian SpA	33,477	1,747,685
		6,199,313
Japan—23.7%
FANUC Corp.	79,800	2,224,574
ITOCHU Corp.[1]	85,800	3,663,702
Keyence Corp.	8,000	3,704,056
Mitsubishi UFJ Financial Group, Inc.	324,200	3,287,403
NEC Corp.	54,500	3,965,633
Nippon Telegraph & Telephone Corp.	2,656,800	3,159,096
OBIC Business Consultants Co. Ltd.	76,800	3,594,451

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Japan—(continued)
Shin-Etsu Chemical Co. Ltd.	56,900	$2,483,032
SoftBank Group Corp.	32,400	1,918,145
Sony Group Corp.	60,700	5,184,641
Toyota Motor Corp.	154,300	3,879,415
West Japan Railway Co.	57,600	1,198,573
Yamaha Motor Co. Ltd.	125,300	1,150,115
		39,412,836
Luxembourg—1.4%
Eurofins Scientific SE1	36,181	2,306,121

Netherlands—6.4%
ASML Holding NV	2,436	2,344,772
Koninklijke Philips NV	180,839	3,629,996
OCI NV	82,360	2,256,005
Universal Music Group NV	81,487	2,450,993
		10,681,766
Norway—1.0%
Equinor ASA	65,260	1,732,660

Portugal—0.7%
Galp Energia SGPS SA	73,546	1,215,170

South Korea—2.3%
LG Chem Ltd.	4,165	1,361,263
SK Hynix, Inc.	18,785	2,486,527
		3,847,790
Spain—2.1%
Banco de Sabadell SA	2,272,198	3,566,730

Switzerland—7.6%
Alcon, Inc.	29,380	2,434,841
Barry Callebaut AG, Registered Shares	1,655	2,402,168
DSM-Firmenich AG	19,383	2,204,056
Novartis AG, Registered Shares	33,485	3,243,981
Sandoz Group AG*	80,398	2,425,713
		12,710,759
Taiwan—2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	29,057	3,953,205

United Kingdom—13.2%
Ashtead Group PLC	42,213	3,004,943
AstraZeneca PLC	26,451	3,564,863
DCC PLC	26,273	1,910,043
Legal & General Group PLC	859,206	2,758,832
London Stock Exchange Group PLC	38,229	4,578,994
Spectris PLC	53,553	2,235,264
Unilever PLC	79,968	4,013,442
		22,066,381
United States—8.1%
Aon PLC, Class A	8,213	2,740,842
Aptiv PLC*	23,117	1,841,269
James Hardie Industries PLC, CDI*	82,635	3,317,643

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Schlumberger NV	64,599	$3,540,671
Schneider Electric SE	9,081	2,053,949
		13,494,374
Total common stocks (cost—$157,855,571)		164,048,197

Short-term investments: 1.0%
Investment companies: 1.0%
State Street Institutional U.S. Government Money Market Fund, 5.256%[3] (cost $1,638,484)	1,638,484	1,638,484

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Investment of cash collateral from securities loaned—8.7%
Money market funds—8.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.293%[3] (cost $14,567,609)	14,567,609	$14,567,609
Total investments (cost $174,061,664)[4]—108.2%		180,254,290
Liabilities in excess of other assets—(8.2)%		(13,714,650)
Net assets—100.0%		$166,539,640

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	NOK	770,000	USD	71,309	04/02/24	$384
Net unrealized appreciation (depreciation)						$384

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$164,048,197	$—	$—	$164,048,197
Short-term investments	—	1,638,484	—	1,638,484
Investment of cash collateral from securities loaned	—	14,567,609	—	14,567,609
Forward foreign currency contracts	—	384	—	384
Total	$164,048,197	$16,206,477	$—	$180,254,674

At March 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
[1]	Security, or portion thereof, was on loan at the period end.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,572,991, represented 0.9% of the Fund’s net assets at period end.
[3]	Rate shown reflects yield at March 31, 2024.
[4]	Includes $13,982,154 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $14,567,609 and non-cash collateral of $98,904.

UBS US Dividend Ruler Fund

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of March 31, 2024

Common stocks
Air freight & logistics	2.5%
Banks	3.5
Beverages	2.7
Biotechnology	3.1
Building products	1.1
Capital markets	6.2
Chemicals	2.8
Commercial services & supplies	1.4
Electric utilities	2.3
Ground transportation	3.1
Health care equipment & supplies	2.9
Health care providers & services	3.6
Hotels, restaurants & leisure	5.1
Household products	2.3
Industrial conglomerates	2.2
Industrial REITs	2.5
Insurance	4.1
IT services	3.6
Oil, gas & consumable fuels	5.4
Pharmaceuticals	2.6
Professional services	3.0
Semiconductors & semiconductor equipment	13.1
Software	15.6
Specialty retail	3.3
Total common stocks	98.0
Short-term investments	1.7
Total investments	99.7
Other assets in excess of liabilities	0.3
Net assets	100.0%

[1]	The portfolio is actively managed and its composition will vary over time.

UBS US Dividend Ruler Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Common stocks: 98.0%
Air freight & logistics: 2.5%
United Parcel Service, Inc., Class B	32,509	$4,831,813

Banks: 3.5%
JPMorgan Chase & Co.	32,948	6,599,484

Beverages: 2.7%
Coca-Cola Co.	85,676	5,241,658

Biotechnology: 3.1%
AbbVie, Inc.	32,121	5,849,234

Building products: 1.1%
Trane Technologies PLC	7,300	2,191,460

Capital markets: 6.2%
BlackRock, Inc.	6,576	5,482,411
Morgan Stanley	67,145	6,322,373
		11,804,784
Chemicals: 2.8%
Linde PLC	11,395	5,290,926

Commercial services & supplies: 1.4%
Republic Services, Inc.	14,318	2,741,038

Electric utilities: 2.3%
American Electric Power Co., Inc.	11,880	1,022,868
NextEra Energy, Inc.	53,556	3,422,764
		4,445,632
Ground transportation: 3.1%
Union Pacific Corp.	23,794	5,851,659

Health care equipment & supplies: 2.9%
Abbott Laboratories	49,600	5,637,536

Health care providers & services: 3.6%
UnitedHealth Group, Inc.	13,832	6,842,690

UBS US Dividend Ruler Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Hotels, restaurants & leisure: 5.1%
McDonald's Corp.	15,053	$4,244,193
Starbucks Corp.	59,499	5,437,614
		9,681,807
Household products: 2.3%
Procter & Gamble Co.	27,628	4,482,643

Industrial conglomerates: 2.2%
Honeywell International, Inc.	20,085	4,122,446

Industrial REITs: 2.5%
Prologis, Inc.	37,258	4,851,737

Insurance: 4.1%
Chubb Ltd.	18,025	4,670,818
Marsh & McLennan Cos., Inc.	15,815	3,257,574
		7,928,392
IT services: 3.6%
Accenture PLC, Class A	19,688	6,824,058

Oil, gas & consumable fuels: 5.4%
EOG Resources, Inc.	15,186	1,941,378
Exxon Mobil Corp.	44,991	5,229,754
Phillips 66	19,834	3,239,686
		10,410,818
Pharmaceuticals: 2.6%
Johnson & Johnson	30,986	4,901,675

Professional services: 3.0%
Automatic Data Processing, Inc.	23,134	5,777,485

Semiconductors & semiconductor equipment: 13.1%
Analog Devices, Inc.	34,417	6,807,338
Broadcom, Inc.	7,367	9,764,296

UBS US Dividend Ruler Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Semiconductors & semiconductor equipment—(continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	62,200	$8,462,310
		25,033,944
Software: 15.6%
Microsoft Corp.	51,913	21,840,838
Oracle Corp.	63,071	7,922,348
		29,763,186
Specialty retail: 3.3%
Home Depot, Inc.	16,245	6,231,582
Total common stocks (cost—$155,782,003)		187,337,687

UBS US Dividend Ruler Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Short-term investments—1.7%
Investment companies: 1.7%
State Street Institutional U.S. Government Money Market Fund, 5.256%[1] (cost $3,298,347)	3,298,347	$3,298,347
Total investments (cost—$159,080,350)—99.7%		190,636,034
Other assets in excess of liabilities—0.3%		599,661
Net assets—100.0%		$191,235,695

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$187,337,687	$—	$—	$187,337,687
Short-term investments	—	3,298,347	—	3,298,347
Total	$187,337,687	$3,298,347	$—	$190,636,034

At March 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown reflects yield at March 31, 2024.

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Common stocks: 97.9%
Aerospace & defense: 1.4%
TransDigm Group, Inc.	3,026	$3,726,822

Beverages: 1.8%
Coca-Cola Co.	79,986	4,893,544

Broadline retail: 8.2%
Amazon.com, Inc.*	120,489	21,733,806

Capital markets: 2.8%
Ameriprise Financial, Inc.	9,453	4,144,573
S&P Global, Inc.	7,831	3,331,699
		7,476,272
Chemicals: 2.0%
Sherwin-Williams Co.	14,942	5,189,805

Electrical equipment: 0.4%
Rockwell Automation, Inc.	3,524	1,026,647

Energy equipment & services: 0.8%
Schlumberger NV	38,373	2,103,224

Financial services: 5.6%
Mastercard, Inc., Class A	12,362	5,953,168
Visa, Inc., Class A	32,061	8,947,584
		14,900,752
Ground transportation: 1.6%
Union Pacific Corp.	17,713	4,356,158

Health care equipment & supplies: 3.9%
Abbott Laboratories	25,081	2,850,707
Boston Scientific Corp.*	50,506	3,459,156
Intuitive Surgical, Inc.*	10,146	4,049,167
		10,359,030

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Health care providers & services: 2.5%
UnitedHealth Group, Inc.	13,256	$6,557,743

Hotels, restaurants & leisure: 2.0%
Chipotle Mexican Grill, Inc.*	1,826	5,307,762

Interactive media & services: 13.0%
Alphabet, Inc., Class A*	123,716	18,672,456
Meta Platforms, Inc., Class A	32,516	15,789,119
		34,461,575
IT services: 2.3%
Accenture PLC, Class A	17,245	5,977,289

Life sciences tools & services: 2.7%
Danaher Corp.	8,908	2,224,506
Thermo Fisher Scientific, Inc.	8,352	4,854,266
		7,078,772
Machinery: 1.7%
Parker-Hannifin Corp.	7,957	4,422,421

Pharmaceuticals: 4.1%
Eli Lilly & Co.	14,143	11,002,688

Semiconductors & semiconductor equipment: 8.4%
Advanced Micro Devices, Inc.*	35,499	6,407,214
Applied Materials, Inc.	21,545	4,443,225
ASML Holding NV, Registered Shares	4,848	4,704,839
Broadcom, Inc.	5,051	6,694,646
		22,249,924
Software: 20.6%
Adobe, Inc.*	7,088	3,576,605

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Software—(continued)
Intuit, Inc.	9,299	$6,044,350
Microsoft Corp.	84,049	35,361,095
Palo Alto Networks, Inc.*	7,443	2,114,779
Salesforce, Inc.	24,371	7,340,058
		54,436,887
Specialized REITs: 1.4%
American Tower Corp.	18,703	3,695,526

Specialty retail: 4.1%
O'Reilly Automotive, Inc.*	4,515	5,096,893
TJX Cos., Inc.	56,466	5,726,782
		10,823,675

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Technology hardware, storage & peripherals: 5.5%
Apple, Inc.	84,639	$14,513,896

Textiles, apparel & luxury goods: 1.1%
NIKE, Inc., Class B	30,961	2,909,715
Total common stocks (cost—$200,130,289)		259,203,933

Short-term investments—2.2%
Investment companies: 2.2%
State Street Institutional U.S. Government Money Market Fund, 5.256%[1] (cost $5,809,946)	$5,809,946	5,809,946
Total investments (cost—$205,940,235)—100.1%		265,013,879
Liabilities in excess of other assets—(0.1)%		(176,941)
Net assets—100.0%		$264,836,938

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$259,203,933	$—	$—	$259,203,933
Short-term investments	—	5,809,946	—	5,809,946
Total	$259,203,933	$5,809,946	$—	$265,013,879

At March 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
[1]	Rate shown reflects yield at March 31, 2024.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Common stocks: 95.7%
Aerospace & defense: 2.7%
AeroVironment, Inc.*	12,811	$1,963,670
BWX Technologies, Inc.	17,398	1,785,383
		3,749,053
Air freight & logistics: 1.0%
GXO Logistics, Inc.*	25,284	1,359,268

Banks: 2.3%
Columbia Banking System, Inc.	44,008	851,555
First Bancorp/Southern Pines NC	32,675	1,180,221
Prosperity Bancshares, Inc.	17,951	1,180,817
		3,212,593
Biotechnology: 11.4%
Arcellx, Inc.*	13,670	950,748
Arcturus Therapeutics Holdings, Inc.*	22,387	756,009
Arrowhead Pharmaceuticals, Inc.*	25,011	715,315
Crinetics Pharmaceuticals, Inc.*	20,950	980,669
Deciphera Pharmaceuticals, Inc.*	49,172	773,476
Ideaya Biosciences, Inc.*	21,567	946,360
Immunocore Holdings PLC, ADR*	13,501	877,565
Immunovant, Inc.*	18,351	592,921
Insmed, Inc.*	34,256	929,365

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Biotechnology—(continued)
Kymera Therapeutics, Inc.*	20,169	$810,794
Kyverna Therapeutics, Inc.*	15,200	377,568
Nuvalent, Inc., Class A*	10,600	795,954
Protagonist Therapeutics, Inc.*	37,826	1,094,306
Prothena Corp. PLC*	10,547	261,249
RAPT Therapeutics, Inc.*	38,054	341,725
Rhythm Pharmaceuticals, Inc.*	21,573	934,758
Viking Therapeutics, Inc.*	38,200	3,132,400
Xencor, Inc.*	26,822	593,571
		15,864,753
Broadline retail: 1.4%
Global-e Online Ltd.*	52,000	1,890,200

Building products: 3.9%
AZEK Co., Inc.*	60,675	3,047,098
Simpson Manufacturing Co., Inc.	11,749	2,410,660
		5,457,758
Construction & engineering: 2.6%
Comfort Systems USA, Inc.	5,402	1,716,269
MasTec, Inc.*	20,207	1,884,303
		3,600,572
Consumer staples distribution & retail: 1.8%
Performance Food Group Co.*	33,428	2,495,066

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Containers & packaging: 1.2%
Graphic Packaging Holding Co.	58,369	$1,703,208

Diversified consumer services: 1.6%
Duolingo, Inc.*	10,349	2,282,783

Electrical equipment: 2.1%
Regal Rexnord Corp.	14,453	2,602,985
Shoals Technologies Group, Inc., Class A*	27,706	309,753
		2,912,738
Energy equipment & services: 1.5%
Weatherford International PLC*	18,625	2,149,698

Financial services: 3.1%
Essent Group Ltd.	18,625	1,108,374
Flywire Corp.*	57,088	1,416,353
Shift4 Payments, Inc., Class A*	26,576	1,755,876
		4,280,603
Ground transportation: 0.6%
Werner Enterprises, Inc.	21,380	836,386

Health care equipment & supplies: 1.4%
AtriCure, Inc.*	29,704	903,595
CONMED Corp.	13,484	1,079,799
		1,983,394
Health care providers & services: 4.0%
NeoGenomics, Inc.*	33,440	525,677
R1 RCM, Inc.*	81,817	1,053,803
RadNet, Inc.*	50,376	2,451,296
Surgery Partners, Inc.*	50,768	1,514,409
		5,545,185

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Hotel & resort REITs: 2.6%
Ryman Hospitality Properties, Inc.	31,707	$3,665,646

Hotels, restaurants & leisure: 6.9%
Bloomin' Brands, Inc.	58,146	1,667,627
Churchill Downs, Inc.	13,748	1,701,315
Dave & Buster's Entertainment, Inc.*	29,415	1,841,379
First Watch Restaurant Group, Inc.*	77,200	1,900,664
Shake Shack, Inc., Class A*	24,382	2,536,460
		9,647,445
Household durables: 1.7%
TopBuild Corp.*	5,475	2,412,997

IT services: 4.0%
Couchbase, Inc.*	74,998	1,973,198
DigitalOcean Holdings, Inc.*	34,202	1,305,832
Wix.com Ltd.*	16,884	2,321,212
		5,600,242
Life sciences tools & services: 3.6%
Medpace Holdings, Inc.*	9,762	3,945,312
Repligen Corp.*	5,818	1,070,047
		5,015,359
Machinery: 1.0%
Chart Industries, Inc.*	8,874	1,461,725

Metals & mining: 1.4%
ATI, Inc.*	37,567	1,922,303

Oil, gas & consumable fuels: 2.2%
Chesapeake Energy Corp.	17,510	1,555,413

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Oil, gas & consumable fuels—(continued)
Matador Resources Co.	22,278	$1,487,502
		3,042,915
Personal care products: 1.5%
BellRing Brands, Inc.*	36,462	2,152,352

Pharmaceuticals: 1.3%
Arvinas, Inc.*	18,930	781,430
Intra-Cellular Therapies, Inc.*	14,125	977,450
		1,758,880
Professional services: 0.4%
Sterling Check Corp.*	37,866	608,885

Semiconductors & semiconductor equipment: 3.6%
Astera Labs, Inc.*	1,500	111,285
Impinj, Inc.*	18,492	2,374,558
Universal Display Corp.	15,315	2,579,812
		5,065,655
Software: 14.8%
Appfolio, Inc., Class A*	8,766	2,162,923
Braze, Inc., Class A*	36,719	1,626,652
Clearwater Analytics Holdings, Inc., Class A*	32,666	577,862
Confluent, Inc., Class A*	69,836	2,131,395
CyberArk Software Ltd.*	10,465	2,779,818
DoubleVerify Holdings, Inc.*	55,092	1,937,035
Elastic NV*	20,118	2,016,628
Gitlab, Inc., Class A*	32,668	1,905,198

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Software—(continued)
Jamf Holding Corp.*	57,010	$1,046,133
PowerSchool Holdings, Inc., Class A*	26,604	566,399
Sprout Social, Inc., Class A*	31,992	1,910,242
Varonis Systems, Inc.*	41,136	1,940,385
		20,600,670
Technology hardware, storage & peripherals: 5.6%
Pure Storage, Inc., Class A*	61,350	3,189,587
Super Micro Computer, Inc.*	4,613	4,659,268
		7,848,855
Textiles, apparel & luxury goods: 0.9%
Tapestry, Inc.	25,861	1,227,880

Trading companies & distributors: 1.6%
Boise Cascade Co.	14,406	2,209,448
Total common stocks (cost—$102,220,206)		133,564,515

Exchange traded funds: 0.2%
iShares Russell 2000 Growth ETF[1]	$900	243,720
Total exchange traded funds (cost—$214,749)		243,720

Short-term investments—4.1%
Investment companies: 4.1%
State Street Institutional U.S. Government Money Market Fund, 5.256%[2] (cost $5,754,014)	5,754,014	5,754,014

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Number of shares	Value
Investment of cash collateral from securities loaned—0.2%
Money market funds: 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.293%[2] (cost—$223,486)	223,486	$223,486
Total investments (cost—$108,412,455)[3]—100.2%		139,785,735
Liabilities in excess of other assets—(0.2)%		(290,040)
Net assets—100.0%		$139,495,695

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$133,564,515	$—	$—	$133,564,515
Exchange traded funds	243,720	—	—	243,720
Short-term investments	—	5,754,014	—	5,754,014
Investment of cash collateral from securities loaned	—	223,486	—	223,486
Total	$133,808,235	$5,977,500	$—	$139,785,735

At March 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
[1]	Security, or portion thereof, was on loan at the period end.
[2]	Rate shown reflects yield at March 31, 2024.
[3]	Includes $219,077 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $223,486 and non-cash collateral of $0.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount	Value
Non-U.S. government agency obligations: 99.2%
Supranationals: 99.2%
African Development Bank
0.875%, due 07/22/26	$1,700,000	$1,560,314
4.375%, due 11/03/27	600,000	597,653
4.375%, due 03/14/28	1,600,000	1,593,755
Agence Francaise de Developpement EPIC
0.625%, due 01/22/26[1]	2,000,000	1,853,663
Asian Development Bank
1.500%, due 03/04/31	800,000	664,755
1.750%, due 09/19/29	1,000,000	873,874
1.875%, due 01/24/30	700,000	610,407
3.875%, due 09/28/32	500,000	482,683
3.875%, due 06/14/33	450,000	433,196
4.000%, due 01/12/33	600,000	583,781
4.125%, due 01/12/34	100,000	98,079
Asian Infrastructure Investment Bank
0.500%, due 05/28/25	1,100,000	1,043,955
0.500%, due 01/27/26	1,400,000	1,296,148
3.750%, due 09/14/27	500,000	487,790
4.000%, due 01/18/28	200,000	196,730
4.125%, due 01/18/29	200,000	197,984
4.250%, due 03/13/34	700,000	691,642
Council of Europe Development Bank
0.875%, due 09/22/26	1,300,000	1,186,979
1.375%, due 02/27/25	1,300,000	1,255,971
European Bank for Reconstruction & Development
0.500%, due 11/25/25	400,000	372,897

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount	Value
Non-U.S. government agency obligations—(continued)
Supranationals—(continued)
0.500%, due 01/28/26	$1,700,000	$1,572,810
4.125%, due 01/25/29	600,000	594,171
4.250%, due 03/13/34	600,000	593,842
4.375%, due 03/09/28	750,000	747,966
European Investment Bank
1.250%, due 02/14/31	800,000	657,133
1.750%, due 03/15/29	500,000	442,870
3.625%, due 07/15/30	750,000	721,415
3.750%, due 02/14/33	2,100,000	2,013,234
IDB Trust Services Ltd.
0.908%, due 06/25/25[1]	400,000	379,028
1.809%, due 02/26/25[1]	400,000	386,860
2.843%, due 04/25/24[1]	1,600,000	1,595,187
Inter-American Development Bank
1.125%, due 07/20/28	2,400,000	2,096,857
1.125%, due 01/13/31	5,950,000	4,834,912
2.250%, due 06/18/29	4,600,000	4,151,408
3.125%, due 09/18/28	2,550,000	2,421,595
3.500%, due 09/14/29	1,800,000	1,725,627
3.500%, due 04/12/33	2,700,000	2,522,970
4.500%, due 09/13/33	2,500,000	2,522,635
Inter-American Investment Corp.
0.625%, due 02/10/26[1]	1,500,000	1,386,070
1.750%, due 10/02/24[1]	700,000	686,856
4.125%, due 02/15/28	100,000	98,261

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount	Value
Non-U.S. government agency obligations—(continued)
Supranationals—(continued)
International Bank for Reconstruction & Development
0.750%, due 08/26/30	$2,500,000	$2,000,748
0.875%, due 05/14/30	2,500,000	2,034,300
1.250%, due 02/10/31	4,550,000	3,719,867
1.625%, due 11/03/31	4,000,000	3,301,206
1.750%, due 10/23/29	3,200,000	2,789,287
2.500%, due 03/29/32	2,000,000	1,753,829
3.625%, due 09/21/29	600,000	578,880
3.875%, due 02/14/30	1,400,000	1,364,778
4.000%, due 07/25/30	1,050,000	1,029,684
4.000%, due 01/10/31	350,000	342,117
4.750%, due 11/14/33	1,300,000	1,339,896
International Development Association
0.750%, due 06/10/27[1]	2,200,000	1,954,388
1.000%, due 12/03/30[1]	2,400,000	1,931,422
International Finance Corp.
0.375%, due 07/16/25	600,000	566,049
0.750%, due 10/08/26	1,200,000	1,092,201
0.750%, due 08/27/30	1,150,000	921,013
2.125%, due 04/07/26	675,000	641,665
3.625%, due 09/15/25	200,000	196,461
4.375%, due 01/15/27	200,000	199,183
4.500%, due 07/13/28	200,000	201,077

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount	Value
Non-U.S. government agency obligations—(continued)
Supranationals—(continued)
Isdb Trust Services No. 2 SARL 4.598%, due 03/14/28[1]	$500,000	$499,375
Kreditanstalt fuer Wiederaufbau
2.000%, due 05/02/25	100,000	96,809
4.125%, due 07/15/33	700,000	687,562
4.750%, due 10/29/30	700,000	717,162
Nordic Investment Bank
3.375%, due 09/08/27	2,800,000	2,699,836
4.375%, due 03/14/28	900,000	897,136
Total non-U.S. government agency obligations (cost—$87,512,509)		81,789,894

	Number of shares
Short-term investments: 0.4%
Investment companies: 0.4%
State Street Institutional U.S. Government Money Market Fund, 5.256%[3] (cost $332,853)	332,853	332,853

Investment of cash collateral from securities loaned—0.3%
Money market funds—0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.293%[3] (cost $202,500)	202,500	202,500
Total investments (cost $88,047,862)[4]—99.9%		82,325,247
Other assets in excess of liabilities—0.1%		112,930
Net assets—100.0%		$82,438,177

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Non-U.S. government agency obligations	$—	$81,789,894	$—	$81,789,894
Short-term investments	—	332,853	—	332,853
Investment of cash collateral from securities loaned	—	202,500	—	202,500
Total	$—	$82,325,247	$—	$82,325,247

At March 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
2	Security, or portion thereof, was on loan at the period end.
3	Rate shown reflects yield at March 31, 2024.
4	Includes $198,169 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $202,500 and non-cash collateral of $0.

UBS Multi Income Bond Fund

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of March 31, 2024

Corporate bonds
Airlines	0.7%
Auto manufacturers	3.1
Banks	12.5
Beverages	0.7
Biotechnology	0.2
Building Materials	2.1
Chemicals	2.2
Coal	1.3
Commercial services	2.5
Computers	2.7
Diversified financial services	7.6
Electric	1.7
Entertainment	1.0
Environmental control	0.6
Food	0.1
Healthcare-products	1.2
Healthcare-services	0.9
Housewares	0.9
Insurance	1.3
Internet	1.1
Leisure time	1.4
Lodging	0.9
Media	3.9
Mining	1.4
Miscellaneous manufacturers	1.9
Oil & gas	6.7
Packaging & containers	0.9
Pharmaceuticals	0.5
Pipelines	3.0
Real estate	0.2
Real estate investment trusts	0.9
Semiconductors	1.5
Software	0.9
Telecommunications	3.6
Transportation	0.2
Total corporate bonds	72.3
Asset-backed securities	6.0
Mortgage-backed securities	5.5
Non-U.S. government agency obligations	11.7
Short-term investments	0.6
Investment of cash collateral from securities loaned	7.3
Total investments	103.4
Liabilities in excess of other assets	(3.4)
Net assets	100.0%

1	The portfolio is actively managed and its composition will vary over time.

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount[1]	Value
Asset-backed securities: 6.0%
Cayman Islands: 3.5%
ARES LVIII CLO Ltd.,
Series 2020-58A, Class DR, 3 mo.
USD Term SOFR +3.200%,
8.514%, due 01/15/35[2,3]	250,000	$246,391
Sixth Street CLO XVIII Ltd.,
Series 2021-18A, Class D, 3 mo.
USD Term SOFR +3.162%,
8.479%, due 04/20/34[2,3]	250,000	248,793
Wellfleet CLO Ltd.,
Series 2020-58A, Class C, 3 mo.
USD Term SOFR +3.962%,
9.276%, due 04/15/33[2,3]	250,000	247,450
		742,634
United States: 2.5%
AmeriCredit Automobile Receivables Trust,
Series 2020-2, Class C,
1.480%, due 02/18/26	143,292	141,499
Drive Auto Receivables Trust,
Series 2020-2, Class D,
3.050%, due 05/15/28	147,883	146,871
Exeter Automobile Receivables Trust,
Series 2022-2A, Class B,
3.650%, due 10/15/26	59,195	59,021
GLS Auto Receivables Issuer Trust,
Series 2021-4A, Class B,
1.530%, due 04/15/26[2]	60,877	60,637
Santander Drive Auto Receivables Trust,
Series 2020-4, Class D,
1.480%, due 01/15/27	121,089	118,969
		526,997
Total asset-backed securities (cost—$1,262,929)		1,269,631

Corporate bonds: 72.3%
Australia: 0.5%
Glencore Funding LLC
4.000%, due 04/16/25[2]	100,000	98,370

Belgium: 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900%, due 02/01/46	165,000	156,801

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Brazil: 1.0%
Petrobras Global Finance BV
7.375%, due 01/17/27	200,000	$207,536

Canada: 2.4%
NOVA Chemicals Corp.
5.250%, due 06/01/27[2]	250,000	235,449
Teck Resources Ltd.
3.900%, due 07/15/30[4]	300,000	276,549
		511,998
Chile: 0.9%
Corp. Nacional del Cobre de Chile
5.125%, due 02/02/33[5]	200,000	189,938

China: 1.6%
Agile Group Holdings Ltd.
5.750%, due 01/02/25[5]	200,000	34,000
BOC Aviation Ltd.
3.250%, due 04/29/25[5]	250,000	243,555
NXP BV/NXP
Funding LLC/NXP USA, Inc.
3.875%, due 06/18/26	65,000	63,195
		340,750
Colombia: 0.6%
Ecopetrol SA
5.375%, due 06/26/26	120,000	117,485

Germany: 0.9%
Volkswagen Group of America Finance LLC
4.625%, due 11/13/25[2]	200,000	197,540

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Ireland: 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.450%, due 04/03/26	300,000	$295,023

Mexico: 0.6%
Petroleos Mexicanos
6.700%, due 02/16/32	150,000	124,875

Qatar: 1.1%
QNB Finance Ltd.
2.750%, due 02/12/27[5]	250,000	233,575

United Kingdom: 2.3%
Barclays PLC
4.836%, due 05/09/28	200,000	194,212
HSBC Holdings PLC
6.500%, due 09/15/37	100,000	106,491
Lloyds Banking Group PLC
4.582%, due 12/10/25	200,000	196,092
		496,795
United States: 58.3%
AbbVie, Inc.
4.500%, due 05/14/35	100,000	96,134
AEP Texas, Inc.
Series E,6.650%, due 02/15/33	50,000	53,334
Series G,4.150%, due 05/01/49	50,000	39,651
Air Lease Corp.
2.875%, due 01/15/26	50,000	47,813
Allison Transmission, Inc.
4.750%, due 10/01/27[2]	150,000	144,353
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.250%, due 04/30/25[2,4]	200,000	193,206

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
ASGN, Inc.
4.625%, due 05/15/28[2]	150,000	$141,101
AT&T, Inc.
3.800%, due 12/01/57	58,000	41,993
4.300%, due 02/15/30	300,000	288,321
Avantor Funding, Inc.
4.625%, due 07/15/28[2]	275,000	260,594
Bank of America Corp.
4.200%, due 08/26/24	100,000	99,399
6.110%, due 01/29/37	125,000	132,762
Series DD,(fixed, converts to FRN on 03/10/26),
6.300%, due 03/10/26[3,6]	110,000	110,099
Series Z,(fixed, converts to FRN on 10/23/24),
6.500%, due 10/23/24[3,4,6]	100,000	100,085
Boyd Gaming Corp.
4.750%, due 12/01/27[4]	200,000	192,667
Broadcom, Inc.
3.137%, due 11/15/35[2]	300,000	242,370
Capital One Financial Corp.
3.750%, due 07/28/26	300,000	289,016
CCO
Holdings LLC/CCO Holdings Capital Corp.
5.500%, due 05/01/26[2]	75,000	73,855
Charter
Communications Operating LLC/Charter Communications Operating Capital
4.200%, due 03/15/28	350,000	329,885

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Citigroup, Inc.
5.500%, due 09/13/25	300,000	$299,863
6.675%, due 09/13/43	50,000	55,857
Series P,(fixed, converts to FRN on 05/15/25),
5.950%, due 05/15/25[3,6]	100,000	99,850
Series T,(fixed, converts to FRN on 08/15/26),
6.250%, due 08/15/26[3,4,6]	100,000	100,257
Civitas Resources, Inc.
8.375%, due 07/01/28[2]	100,000	105,271
Comcast Corp.
2.887%, due 11/01/51	64,000	41,544
2.937%, due 11/01/56	67,000	42,184
3.969%, due 11/01/47	38,000	30,544
ConocoPhillips Co.
3.758%, due 03/15/42	250,000	207,698
Continental Resources, Inc.
4.375%, due 01/15/28	250,000	241,588
Covanta Holding Corp.
4.875%, due 12/01/29[2,4]	150,000	134,438
DCP Midstream Operating LP
5.375%, due 07/15/25	159,000	158,403
Dell International LLC/EMC Corp.
5.850%, due 07/15/25	250,000	251,260
Delta Air Lines, Inc.
7.000%, due 05/01/25[2]	150,000	151,968

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Duke Energy Ohio, Inc.
4.300%, due 02/01/49	50,000	$41,664
Edison International
Series A,(fixed, converts to FRN on 03/15/26),
5.375%, due 03/15/26[3,6]	95,000	91,930
Enact Holdings, Inc.
6.500%, due 08/15/25[2]	250,000	249,950
Energy Transfer LP
5.400%, due 10/01/47	50,000	46,143
5.500%, due 06/01/27	50,000	50,310
EQT Corp.
3.900%, due 10/01/27	370,000	351,698
Exelon Corp.
4.450%, due 04/15/46	50,000	42,677
Expedia Group, Inc.
3.800%, due 02/15/28	250,000	237,810
FedEx Corp.
4.550%, due 04/01/46	50,000	43,123
Fifth Third Bank NA
3.950%, due 07/28/25	200,000	195,966
Fox Corp.
5.576%, due 01/25/49	25,000	23,280
GE Capital
International Funding Co. Unlimited Co.
3.373%, due 11/15/25	200,000	193,544
General Motors Co.
6.600%, due 04/01/36	300,000	318,917
Gilead Sciences, Inc.
4.750%, due 03/01/46	50,000	45,920

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
GLP Capital LP/GLP Financing II, Inc.
5.250%, due 06/01/25	200,000	$198,712
Goldman Sachs Group, Inc.
5.150%, due 05/22/45	30,000	29,005
Series Q,(fixed, converts to FRN on 08/10/24),
5.500%, due 08/10/24[3,6]	100,000	99,145
Harley-Davidson Financial Services, Inc.
3.350%, due 06/08/25[2]	300,000	290,997
HCA, Inc.
5.250%, due 06/15/26	200,000	199,417
Hillenbrand, Inc.
5.750%, due 06/15/25	200,000	199,702
International Game Technology PLC
6.500%, due 02/15/25[2]	214,000	214,705
JPMorgan Chase & Co.
(fixed, converts to FRN on 01/23/28),
3.509%, due 01/23/29[3]	150,000	141,890
Series S,3 mo. USD Term SOFR + 4.042%,
9.348%, due 05/01/24[3,6]	100,000	100,114
KeyCorp
4.150%, due 10/29/25	75,000	72,947
Kinder Morgan, Inc.
4.300%, due 03/01/28	150,000	146,388
5.550%, due 06/01/45	40,000	38,167
Kroger Co.
6.900%, due 04/15/38	25,000	28,153

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Level 3 Financing, Inc.
10.500%, due 05/15/30[2]	184,000	$188,140
Liberty Mutual Group, Inc.
4.569%, due 02/01/29[2]	155,000	150,944
LYB International Finance BV
4.875%, due 03/15/44	50,000	44,259
Marathon Petroleum Corp.
4.750%, due 09/15/44	70,000	62,284
Masco Corp.
1.500%, due 02/15/28	400,000	350,232
MetLife, Inc.
6.400%, due 12/15/36	110,000	112,636
Morgan Stanley
4.300%, due 01/27/45	50,000	43,905
4.350%, due 09/08/26	140,000	136,978
Series M, 5.875%, due 09/15/26[3,6]	105,000	102,936
Newell Brands, Inc.
4.875%, due 06/01/25	200,000	197,042
Olin Corp.
5.125%, due 09/15/27	200,000	195,375
OneMain Finance Corp.
6.875%, due 03/15/25	200,000	202,091
Oracle Corp.
2.800%, due 04/01/27	150,000	140,677
4.000%, due 11/15/47	50,000	39,033
Quanta Services, Inc.
0.950%, due 10/01/24[4]	400,000	390,287

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
2.875%, due 10/15/26[2]	300,000	$277,177
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	200,000	199,415
Sabre GLBL, Inc.
8.625%, due 06/01/27[2]	100,000	87,752
Science Applications International Corp.
4.875%, due 04/01/28[2]	100,000	95,487
Seagate HDD Cayman
5.750%, due 12/01/34	80,000	78,258
Sempra
(fixed, converts to FRN on 10/15/25),
4.875%, due 10/15/25[3,6]	95,000	92,952
Sirius XM Radio, Inc.
3.125%, due 09/01/26[2]	250,000	234,181
Smyrna Ready Mix Concrete LLC
6.000%, due 11/01/28[2]	100,000	97,736
Sprint LLC
7.125%, due 06/15/24	250,000	250,428
United Rentals North America, Inc.
4.875%, due 01/15/28[4]	50,000	48,658
Walt Disney Co.
4.950%, due 10/15/45	50,000	47,612
		12,356,112
Total corporate bonds (cost—$15,905,208)		15,326,798

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities: 5.5%
United States: 5.5%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3, Class B,
2.511%, due 10/15/54[2]	150,000	$121,947
BBCMS Trust, Series 2015-SRCH, Class B,
4.498%, due 08/10/35[2]	135,000	120,308
BX Mortgage Trust, Series 2021-PAC, Class D,
1 mo. USD Term SOFR + 1.413%,
6.738%, due 10/15/36[2,3]	175,000	170,789
BX Trust, Series 2021-LGCY, Class D,
1 mo. USD Term SOFR + 1.416%,
6.742%, due 10/15/36[2,3]	400,000	389,000
Extended Stay America Trust, Series 2021-ESH, Class D,
1 mo. USD Term SOFR + 2.364%,
7.690%, due 07/15/38[2,3]	319,989	319,589
FREMF Mortgage Trust, Series 2017-K64, Class B,
3.998%, due 05/25/50[2,3]	50,000	48,022
Starwood Retail Property Trust, Series 2014-STAR, Class C,
U.S. (Fed) Prime Rate,
8.500%, due 11/15/27[2,3]	125,000	313
Total mortgage-backed securities (cost—$1,361,337)		1,169,968

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations: 11.7%
Brazil: 3.4%
Brazil Notas do Tesouro Nacional Series NTNF,
10.000%, due 01/01/33	BRL	3,850,000	$728,129

Indonesia: 0.5%
Indonesia Government International Bonds
6.625%, due 02/17/37[2]		100,000	112,938

Mexico: 4.3%
Mexico Bonos Series M,
7.500%, due 05/26/33	MXN	4,515,000	242,265
Mexico Cetes Series BI,
0.000%, due 07/25/24[7]	MXN	9,400,000	545,414
Mexico Government International Bonds
4.750%, due 03/08/44		150,000	125,437
			913,116
Panama: 0.1%
Panama Government International Bonds
3.870%, due 07/23/60		50,000	28,750

Peru: 1.0%
Peru Government International Bonds
7.350%, due 07/21/25		200,000	204,937

Poland: 0.5%
Republic of Poland Government International Bonds
5.750%, due 11/16/32		100,000	104,691

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2024 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Supranationals: 0.9%
Africa Finance Corp.
4.375%, due 04/17/26[5]		200,000	$193,437

Turkey: 1.0%
Turkiye Government Bonds
12.600%, due 10/01/25	TRY	3,000,000	63,446
20.900%, due 04/17/24	TRY	1,500,000	45,538

Turkiye Government International Bonds
6.875%, due 03/17/36		100,000	94,125
			203,109
Total non-U.S. government agency obligations (cost—$2,553,531)			2,489,107

	Number of shares
Short-term investments: 0.6%
Investment companies: 0.6%
State Street Institutional U.S. Government Money Market Fund, 5.256%[8] (cost $130,695)	130,695	130,695

Investment of cash collateral from securities loaned—7.3%
Money market funds—7.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.293%[8] (cost $1,553,125)	1,553,125	1,553,125
Total investments (cost $22,766,825)[9]—103.4%		21,939,324
Liabilities in excess of other assets—(3.4)%		(724,272)
Net assets—100.0%		$21,215,052

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2024 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

U.S. Treasury futures buy contracts:
28	USD	U.S. Treasury Note 10 Year Futures	February 2031	$3,087,416	$3,102,312	$14,896
38	USD	U.S. Treasury Note 5 Year Futures	June 2024	4,072,421	4,066,594	(5,827)
23	USD	Ultra U.S. Treasury Note 10 Year Futures	June 2024	2,610,157	2,636,016	25,859
Total				$9,769,994	$9,804,922	$34,928
Interest rate futures sell contracts:
7	EUR	Euro Bund 10 Year Futures	June 2024	$(1,004,251)	$(1,007,279)	$(3,028)
16	EUR	EURO Schatz 2 Year Index Futures	June 2024	(1,824,879)	(1,824,551)	328
1	JPY	Japan Government Bond 10 Year Futures	June 2024	(962,872)	(962,280)	592
Total				$(3,792,002)	$(3,794,110)	$(2,108)
Net unrealized appreciation (depreciation)						$32,820

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio	Payments received by the portfolio	Value	Unrealized appreciation (depreciation)
NZD	2,500	02/19/27	Quarterly	3 mo. NZD Bank Bill	4.805	$8,923	$8,923
NZD	1,000	06/15/33	Quarterly	3 mo. NZD Bank Bill	4.456	11,472	11,472
NZD	400	07/18/33	Quarterly	3 mo. NZD Bank Bill	4.520	2,575	2,575
Total						$22,970	$22,970

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	198,383	BRL	990,000	04/16/24	$(1,275)
BOA	EUR	100,000	USD	109,363	04/16/24	1,422
BOA	USD	83,596	JPY	12,300,000	04/16/24	(2,170)
BOA	USD	76,958	NZD	125,000	04/16/24	(2,275)
CITI	USD	21,728	EUR	20,000	04/16/24	(140)
JPMCB	BRL	990,000	USD	198,111	04/16/24	1,003
Net unrealized appreciation (depreciation)						$(3,435)

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$1,269,631	$—	$1,269,631
Corporate bonds	—	15,326,798	—	15,326,798
Mortgage-backed securities	—	1,169,968	—	1,169,968
Non-U.S. government agency obligations	—	2,489,107	—	2,489,107
Short-term investments	—	130,695	—	130,695
Investment of cash collateral from securities loaned	—	1,553,125	—	1,553,125
Futures contracts	41,675	—	—	41,675
Swap agreements	—	22,970	—	22,970
Forward foreign currency contracts	—	2,425	—	2,425
Total	$41,675	$21,964,719	$—	$22,006,394

Liabilities
Futures contracts	$(8,855)	$—	$—	$(8,855)
Forward foreign currency contracts	—	(5,860)	—	(5,860)
Total	$(8,855)	$(5,860)	$—	$(14,715)

At March 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

1	In U.S. dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $5,951,761, represented 28.1% of the Fund’s net assets at period end.
3	Floating or variable rate securities. The rates disclosed are as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
4	Security, or portion thereof, was on loan at the period end.
5	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
6	Perpetual investment. Date shown reflects the next call date.
7	Zero coupon bond.
8	Rate shown reflects yield at March 31, 2024.
9	Includes $1,521,530 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $1,553,125 and non-cash collateral of $0.

The UBS Funds

Glossary of terms used in the Portfolio of investments
March 31, 2024 (unaudited)

Portfolio acronyms:
ABS	Asset-backed Security
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AID	Anticipation Certificates of Indebtedness
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage
BAM	Build Americal Mutual
BBSW	Bank Bill Swap Rate
BOBL	Bundesobligationen
CDO	Collateralized Debt Obligation
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
COFI	Cost of Funds Index
COP	Certificate of Participation
CPI	Consumer Price Index
DAC	Designated Activity Company
DIP	Debtor-in-possession
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
GO	General Obligation
GSAMP	Goldman Sachs Asset Mortgage Passthrough
GTD	Guaranteed
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MGIC	Mortgage Guaranty Insurance Corporation
MTA	Monthly Treasury Average Index
NVDR	Non-Voting Depository Receipt
OAT	Obligation Assimilables du Trésor (French Government Bonds)
OBFR	Overnight Bank Funding Rate
OTC	Over The Counter
PJSC	Private Joint Stock Company
PO	Principal Only
PSF	Permanent School Fund
RASC	Retirement Administration Service Center
RBA IOCR	RBA Interbank Overnight Cash Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RPI	Retail Price Index
SBA	Small Business Administration
SIFMA	Municipal Swap Index Yield
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard and Poor's Depository Receipts
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA	To-Be-Announced Security
TIPS	Treasury inflation protected securities
UMBS	Uniform Mortgage-Backed Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

The UBS Funds

Glossary of terms used in the Portfolio of investments
March 31, 2024 (unaudited)

Currency type abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Counterparty acronyms:
ANZ	Australia and New Zealand Banking Group
BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GS	Goldman Sachs
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
NAT	National Westminster
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SG	Societe Generale
SSB	State Street Bank and Trust Co.
TD	Toronto-Dominion Bank
WBC	Westpac Banking Corp.

See accompanying notes to financial statements.

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third-party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBSAM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third party pricing services. UBS AM has the Equities, Fixed Income and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated December 31, 2023.